Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Property and buildings	3-40 years
Machinery	1-15 years
Operating equipment	3-7 years
Office and other equipment	2-15 years
Leasehold improvements	1-20 years

Schedule of Intangible Assets are Amortized Estimated Economic Useful Lives	Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:
Category	Estimated useful lives
Trade mark	25 years
Software	2-10 years

Schedule of Disaggregates the Group’s Revenue Categories

The following table disaggregates the Group’s revenue categories for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
	2025	2024	2023
Sales of golf shafts	$46,634,028	$35,315,363	$27,825,905
Sales of sports accessories, food and beverage	1,053,161	935,593	904,644
Software service	282,602	248,688	-
Total revenues	$47,969,791	$36,499,644	$28,730,549

Schedule of Disaggregation of Revenue by Customer Location

The following table sets forth disaggregation of revenue by customer location.

	For the Years Ended December 31,
	2025	2024	2023
Primary geographical markets
United States	$24,211,551	$18,877,162	$16,707,660
Vietnam	5,376,521	4,263,006	2,860,192
China mainland	7,470,987	3,960,825	2,644,342
Mexico	3,781,316	3,015,173	1,130,696
Taiwan	2,114,336	2,478,429	1,865,032
Japan	2,341,291	1,729,559	1,746,123
Europe	1,193,338	1,159,928	824,563
Others	1,480,451	1,015,562	951,941
Total	$47,969,791	$36,499,644	$28,730,549

Schedule of Changes in Contract Liabilities

The changes in contract liabilities are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Balance at the beginning of the year	$166,582	$35,080	$98,708
Additions	42,957	152,815	58
Less: Revenue recognized	28,931	21,313	63,686
Balance at the end of the year	$180,608	$166,582	$35,080

Schedule of Translation of Foreign Currencies Exchange Rates

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	For the Years Ended December 31,
	2025	2024	2023
Period end USD: TWD exchange rate	31.3700	32.7900	30.6200
Average USD: TWD exchange rate	31.1663	32.1064	31.1525
Period end USD: JPY exchange rate	156.8000	157.3700	140.9200
Average USD: JPY exchange rate	149.5686	151.4551	140.5001

Schedule of Long-Lived Assets by Geographic Segment	The following table presents long-lived assets by geographic segment as of December 31, 2025 and 2024.
	December 31,
	2025	2024
Taiwan	$19,440,147	$18,535,163
US	8,188,862	9,170,946
Japan	2,009,235	2,375,236
Total	$29,638,244	$30,081,345